PROMISSORY NOTE RECEIVABLE - Additional Information (Details) - CAD ($) $ in Thousands				12 Months Ended
	Jun. 17, 2021	Feb. 23, 2021	Sep. 04, 2020	Nov. 30, 2021
Disclosure of fair value measurement of assets [line items]
Acquisition of Green Roads (Note 19)				$ 100
GR
Disclosure of fair value measurement of assets [line items]
Acquisition of Green Roads (Note 19)	$ 100
Biweekly payments on notes receivable	5
Interest earned	$ 0
Canadian Licensed Producer's Private Placement
Disclosure of fair value measurement of assets [line items]
Amount of trade receivable converted to promissory notes			$ 1,360
Promissory note receivable issued from conversion			$ 1,360
Accrued interest rate			15.00%
Repayment		$ 1,614
Repayments of accrued interest and fees		$ 254